Premises and equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment
Premises and Equipment

Note 11 - Premises and equipment

Premises and equipment are stated at cost less accumulated depreciation and amortization as follows:

(In thousands)	Useful life in years	2020	2019
Premises and equipment:
Land		$109,780	$114,481
Buildings	10-50	512,131	535,602
Equipment	2-10	350,014	362,543
Leasehold improvements	3-10	87,289	92,923
		949,434	991,068
Less - Accumulated depreciation and amortization		574,835	561,742
Subtotal		374,599	429,326
Construction in progress		25,862	12,843
Premises and equipment, net		$510,241	$556,650
Depreciation and amortization of premises and equipment for the year 2020 was $58.4 million (2019 -$58.1 million; 2018 - $52.5 million), of which $27.2 million (2019 - $27.3 million; 2018 - $24.3 million) was charged to occupancy expense and $31.2 million (2019 - $30.8 million; 2018 - $28.2 million) was charged to equipment, communications and other operating expenses. Occupancy expense of premises and equipment is net of rental income of $15.5 million (2019 - $19.3 million; 2018 - $28.2 million). For information related to the amortization expense of finance leases, refer to Note 32 - Leases.